Income Taxes (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details) (PRC [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(1.70%)	(1.50%)	(5.80%)
Change in valuation allowance	0.40%	1.10%	1.00%
Effect of preferential tax benefits	(11.50%)	(13.20%)	(6.10%)
Uncertain tax positions	1.30%	1.40%	2.40%
Others	0.00%	0.10%	(0.10%)
Effective income tax rate	13.50%	12.90%	16.40%